As filed with the Securities and Exchange Commission on September 9, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22228

PNMAC Mortgage Opportunity Fund, LP

27001 Agoura Rd. Suite 350
Calabasas, California 91301

Jeff Grogin, Secretary
PNMAC MORTGAGE OPPORTUNITY FUND, LP
27001 Agoura Rd, Suite 350  Calabasas, California 91301

Copies to:

Richard T. Prins, Esq.
Skadden, Arps, Slate, Meagher & Flom LLP
Four Times Square
New York, New York 10036

(818) 224-7050

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2009

Item 1. Reports to Stockholders.

PNMAC Mortgage Opportunity Fund, LP

Semi-Annual Report

June 30, 2009

PNMAC Mortgage Opportunity Fund, LP
Table of Contents

Page(s)

Financial Statements
Statement of Assets and Liabilities	2
Schedule of Investments	3
Statement of Operations	4
Statement of Partners’ Capital	5
Statement of Cash Flows	6
Financial Highlights	7
Notes to Financial Statements	8-18
Additional Information	19

PNMAC Mortgage Opportunity Fund, LP
Statement of Assets and Liabilities
June 30, 2009
(Unaudited)

Assets:
Investments, at fair value (cost $150,012,741)	$136,001,569
Other assets	42,015
Total assets	136,043,584

Liabilities:
Payable to investment manager	1,571,250
Accrued expenses and other liabilities	315,197
Total liabilities	1,886,447

Partners’ Capital	$134,157,137

Partners’ Capital Consists of:
General partner	$1,014
Limited partner	134,156,123
Total partners’ capital	$134,157,137

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP
Schedule of Investments
June 30, 2009
(Unaudited)

	Shares or
	Principal
Description	Amount	Fair Value
INVESTMENTS – 101.4%*
Mortgage Investments – 100.1%*
PNMAC Mortgage Co, LLC	$119,956,594	$103,061,493
PNMAC Mortgage Co (FI), LLC	29,396,787	32,280,716
Total Mortgage Investments (Cost $149,353,381)	149,353,381	135,342,209

Short-Term Investments – 0.5%*
BlackRock Liquidity Funds: TempFund Institutional Shares	659,360	659,360
Total Short-Term Investments (Cost $659,360)	659,360	659,360

TOTAL INVESTMENTS (Cost $150,012,741)		136,001,569
Liabilities in excess of other assets – (1.4%)*		(1,844,432)
TOTAL PARTNERS’ CAPITAL – 100%*		$134,157,137

* Percentages are stated as a percent of partners’ capital

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP
Statement of Operations
For the Period from January 1, 2009
to June 30, 2009
(Unaudited)

Investment income
Interest income	$14,278
Dividend income	11,755,265
Total investment income	11,769,543

Expenses:
Investment advisory fees	3,080,000
Professional expenses	311,719
Insurance expense	219,420
Directors fees and expenses	150,152
Administration and other expenses	123,036
Organization costs	40,314
Custody fees	2,390
Total expenses	3,927,031

Net investment income	7,842,512

Change in unrealized losses on investments:
Net change in unrealized depreciation on investments	(7,189,632)
Net loss on investments	(7,189,632)
Net decrease in partners’ capital resulting from operations	$652,880

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP
Statement of Partners’ Capital

	General Partner		Limited Partner		Total
		Period from		Period from		Period from
		August 11,		August 11,		August 11,
	Six Months	2008*	Six Months	2008*	Six Months	2008*
	Ended	through	Ended	through	Ended	through
	June 30, 2009	June 30, 2009	December 31,	December 31,	June 30, 2009	December 31,
	(unaudited)	20008	(unaudited)	20008	(unaudited)	20008
Beginning Partners’ capital	$985	$-	$140,315,719	$-	$140,316,704	$-

Capital contributions	-	1,000	8,603,264	146,563,548	8,603,264	146,564,548
Return of capital distributions	-	-	(15,415,711)	(2,002,624)	(15,415,711)	(2,002,624)

Increase (decrease) in partners’
capital from operations:
Net investment income	80	43	7,842,432	2,576,277	7,842,512	2,576,320
Net change in unrealized
depreciation on investments	(51)	(58)	(7,189,581)	(6,821,482)	(7,189,632)	(6,821,540)

Net increase (decrease) in
partners’ capital
from operations	29	(15)	652,851	(4,245,205)	652,880	(4,245,220)

Ending Partners’ capital	$1,014	$985	$134,156,123	$140,315,719	$134,157,137	$140,316,704

* Commencement of operations

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP
Statement of Cash Flows
For the Period from January 1, 2009
to June 30, 2009
(Unaudited)

Cash flows from operating activities:
Net increase in partners’ capital resulting from operations	$652,880
Adjustments to reconcile net increase in partners’ capital resulting from operations to net cash provided by operating activities:
Purchases of Mortgage Investments	(249,082)
Purchases of short-term investments	(7,230,722)
Sales of short-term investments	7,375,138
Net change in unrealized depreciation on investments	7,189,632
Decrease in other assets	95,594
Decrease in dividends receivable	2,473
Decrease in payable to investment manager	(891,250)
Decrease in payable to affiliate	(405,858)
Increase in accrued expenses and other liabilities	273,642

Net cash provided by operating activities	6,812,447

Cash flows from financing activities:
Capital contributions	8,603,264
Return of capital distributions	(15,415,711)

Net cash used in financing activities	(6,812,447)

Net increase in cash	-

Cash at beginning of period	-
Cash at end of period	$-

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP
Financial Highlights

	General Partner		Limited Partner		Total
		Period from		Period from		Period from
		August 11,		August 11,		August 11,
	Six Months	2008*	Six Months	2008*	Six Months	2008*
	Ended	through	Ended	through	Ended	through
	June 30, 2009	December 31,	June 30, 2009	December 31,	June 30, 2009	December 31,
	(unaudited)	20008	(unaudited)	20008	(unaudited)	20008
Total return (1), (3)	0.72%	(3.53%)	2.93%	(1.46%)	0.72%	(3.53%)

Internal rate of return (4)	0.93%	(9.68%)	6.13%	(3.70%)	0.93%	(9.68%)

Partners’ capital, end of period	$1,014	$985	$134,156,123	$140,315,719	$134,157,137	$140,316,704

Ratio of expenses to weighted average partners’ capital (2), (5)	5.59%	6.88%	1.22%	2.10%	5.59%	6.88%

Ratio of net investment income to weighted average partners’ capital (2)	11.17%	5.07%	16.25%	10.40%	11.17%	5.07%

Portfolio turnover rate (1)	0.00%	0.00%

(1)	Not annnualized.

(2)	Annualized.

(3)
Total return is calculated for each partner class taken as a whole.  An investor’s return may vary from these returns based on different fee arrangements (as applicable) and the timing of capital transactions.

(4)
Internal rate of return was computed based on the actual dates of the cash inflows (capital contributions), outflows (return of capital distributions)  and the ending net assets at the end of the period of the partners’ capital accounts.

(5)	In accordance with the Partnership Agreement, not all expenses are allocated to the General Partner.

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
As of and for the Period from January 1, 2009
to June 30, 2009
(Unaudited)

1.	Organization
PNMAC Mortgage Opportunity Fund, LP (the “Master Fund”) is a limited liability partnership organized under the laws of the state of Delaware.  The Master Fund is registered under the Investment Fund Act of 1940, as amended. Interest in the Master Fund are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Securities Act of 1933, as amended (the “1933 Act”).  The investment objective of the Master Fund is to achieve attractive total returns by capitalizing on dislocations in the mortgage market through opportunistic investments primarily in U.S. residential mortgages and related assets, instruments and entities.

The Master Fund is managed by PNMAC Capital Management, LLC (the “Investment Manager”).  The Investment Manager is a registered investment adviser with the Securities and Exchange Commission (the “SEC”).  The general partner of the Master Fund is PNMAC Opportunity Fund Associates, LLC (the “General Partner”), a Delaware limited liability company that is a controlled subsidiary of Private National Mortgage Acceptance Company, LLC.

The Master Fund operates as a master fund in a master-feeder fund structure.  The Master Fund acts as a central investment mechanism for (i) PNMAC Mortgage Opportunity Fund, LLC (the “Fund” or “Limited Partner”) and (ii) the General Partner.  The Fund owned 99.99% of the Master Fund at June 30, 2009 and is the sole limited partner.  The General Partner has the exclusive right to conduct the operations of the Master Fund.

The Master Fund conducts its operations through investments in PNMAC Mortgage Co, LLC and PNMAC Mortgage Co (FI), LLC (collectively, the “Mortgage Investments”).  PNMAC Mortgage Co, LLC is a wholly owned limited liability company.  PNMAC Mortgage Co, LLC acquires, holds and works-out distressed U.S. residential mortgages.  PNMAC Mortgage Co (FI), LLC is an investment company that was formed to pool investor capital and take an interest in the proceeds of FNBN I, LLC (“FNBN”).  FNBN is a limited liability company formed to own a $558 million pool of residential loans in partnership with the Federal Deposit Insurance Corporation (the “FDIC”).  The FDIC owns a substantial participation interest in the proceeds of the loans held by FNBN that depends on the amount of proceeds collected.  The remaining share is owned by PNMAC Mortgage Co (FI), LLC. As mortgages owned by PNMAC Mortgage Co, LLC become performing, PNMAC Mortgage Co, LLC may transfer them to the Master Fund for securitization for financing purposes or sale.  The Master Fund may directly or indirectly hold interests in pools of such securities mortgages and will also invest directly in other mortgage-related investment securities.  At June 30, 2009, the Master Fund owned 100% of PNMAC Mortgage Co, LLC and 68.5% of PNMAC Mortgage Co (FI), LLC.

The Master Fund commenced operations on August 11, 2008 and will continue in existence through December 31, 2016, subject to three one year extensions by the Investment Manager in its discretion, in accordance with the terms of the Master Fund’s limited partnership agreement.

2.	Significant Accounting Policies
The Master Fund prepares its financial statements in accordance with accounting principles generally accepted in The United States of America.  The Master Fund reports its investments in the Mortgage Investments in accordance with SEC Regulation S-X Rules 6-03(c)(1) Special Rules of General Application to Registered Investment Companies, and the AICPA Audit and Accounting Guide: Investment Companies.  These rules do not permit the Master Fund to consolidate its ownership interest in such investments.  Following are the significant accounting policies adopted by the Master Fund:

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
As of and for the Period from January 1, 2009
to June 30, 2009
(Unaudited)

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in The United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, recognition of distribution income and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

Investment Valuation
The Master Fund carries its investments at their estimated fair values.  Due to the inherent uncertainty of valuation, the estimated fair value of the Mortgage Investments may differ significantly from the value that would be realized if the Master Fund is liquidated and this difference could be material.  Fair value considerations of investments held are further discussed in Note 3 – Fair Value of Investments.

Security Transactions and Investment Income
The Master Fund records investment and contractual transactions on the trade/contract date of the investment purchase or sale.  The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.  Dividend income is recorded on the ex-dividend date or, using reasonable diligence, when known to the Master Fund. Distributions of $10,007,897 from the PNMAC Mortgage Co, LLC and $1,747,368 from the PNMAC Mortgage Co (FI), LLC are included in dividend income on the Statement of Operations.

Illiquid Securities
The Master Funds and Mortgage Investments include assets that are considered illiquid.  These investments may trade in limited markets or have restrictions on resale or transfer which may prevent them from being liquidated on demand if needed.  The value assigned to these investments may differ significantly from the values that would have been used had a ready market existed and such differences could be material to the financial statements.

Distributions and Carried Interest
For the six month period ended June 30, 2009, the Master Fund paid the Limited Partner $15,415,711 return of capital distributions pursuant to the following distribution priority policy.  Distributions are made in accordance with the following distribution priorities but may be recalled by the Master Fund for purposes of making new investments until December 31, 2011:

1.
First, 100% to such Limited Partner until such Limited Partner has received 100% of such Limited Partner’s Capital Contributions (irrespective of whether such Capital Contributions were used to make investment, pay Management Fees and expenses or any other purpose);

2.	Second, 100% to such Limited Partner, until such Limited Partner has received a preferred return on the amounts described in (1) above calculated at a rate of 8%, compounded annually;
3.	Third, 100% to the General Partner until the General Partner has received an amount equal to 20% of the profits distributed to the Limited Partner pursuant to (2) above; and
4.	Thereafter, (i) 80% to such Limited Partner and (ii) 20% to the General Partner (the “Carried Interest”).

The Carried Interest will be allocated (and subsequently distributed) by the Master Fund to the General Partner as an allocable shares of the Master Fund’s gains, not as a performance fee paid to a third party.  As of June 30, 2009, the Master Fund has not earned, paid or accrued any carried interest to the General Partner.

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
As of and for the Period from January 1, 2009
to June 30, 2009
(Unaudited)

Expenses
The Master Fund is charged for those expenses that are directly attributable to it, such as, but not limited to, advisory and custody fees.  Expenses that are not directly attributable to the Master Fund are generally allocated among the entities in proportion to their respective capital commitments.  All general and administrative expenses are recognized on an accrual basis of accounting.

Income Taxes
The Master Fund intends to be treated as a partnership for Federal income tax purposes.  Each partner is responsible for the tax liability or benefit relating to such partner’s distributive share of taxable income or loss.  Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements.  The Master Fund tax year end is December 31.  No distributions will be made by the Master Fund to pay any taxes due on Limited Partners’ investments in the Master Fund.  Investors may not redeem capital from the Master Fund, and they must have other sources of capital available to them in order to pay such taxes.

The Master Fund is required to evaluate the tax positions taken or expected to be taken in the course of preparing its tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold will be recorded as a tax benefit or expense in the current period.

The Master Fund analyzes the effect of its tax positions for all open tax years.  Open tax years are those that are open for examination by the relevant income taxing authority.  As of June 30, 2009, open Federal and state income tax years include the tax year ended December 31, 2008.  The Master Fund has no examination in progress.

The Master Fund has reviewed all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end December 31, 2008.  The Master Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.  If applicable, the Master Fund will recognize interest accrued related to unrecognized tax benefits in “interest expense” and penalties in “administration and other expenses” on the Statement of Operations.

Partners’ Capital
Net profits or net losses of the Master Fund for each month are allocated to the capital accounts of partners as of the last day of each month in accordance with partners’ respective investment percentages of the Master Fund.  Net profits or net losses are measured as the net change in the value of the partners’ capital of the Master Fund during the fiscal period, before giving effect to any repurchases of interest in the Master Fund, and excluding the amount of any items to be allocated to the capital accounts of the partners of the Master Fund, other than in accordance with the partners’ respective investment percentages.

Indemnifications
Under the Master Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund.  In addition, in the normal course of business, the Master Fund may enter into contracts that provide general indemnification to other parties.  The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Fund that have not yet occurred, and may not occur.  However, the Master Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
As of and for the Period from January 1, 2009
to June 30, 2009
(Unaudited)

Subsequent Events
In preparing these financial statements, the Master Fund has evaluated events and transactions for potential recognition or disclosure through August 31, 2009, the date the financial statements were issued.

Recent Accounting Pronouncements
In June of 2009, the Financial Accounting Standards Board (FASB) issued SFAS No. 166, Accounting for Transfers of Financial Assets – an amendment of FASB Statement No. 140 (SFAS 166), and SFAS No. 167, Amendments to FASB Interpretation No. 46(R) (SFAS 167).  SFAS 166 revises SFAS No. 140, “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities”, which establishes sale accounting criteria for transfers of financial assets.  SFAS 167 amends FASB Interpretation 46R, Consolidation of Variable Interest Entities an interpretation of ARB No. 51 (FIN 46R) by changing the criteria an enterprise must use to determine whether it must consolidate a variable interest entity and requiring the entity to update its assessment quarterly. A variable interest entity is an entity where the equity investors do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support or, as a group, the holders of the equity investment at risk lack either: the power, through voting or similar rights, to direct the activities of the entity that most significantly impact the entity’s economic performance; the obligation to absorb the expected losses of the entity; or the right to receive the expected residual returns of the entity. FIN 46R currently requires that a variable interest entity be consolidated by the enterprise that will absorb a majority of the expected losses or expected residual returns created by the assets of the entity.  SFAS 167 amends FIN 46R to require that a variable interest entity be consolidated by the enterprise that has both the power to direct the activities that most significantly impact the entity’s economic performance and the obligation to absorb losses or the right to receive benefits that could potentially be significant to the entity.  As of June 30, 2009, the Master Fund did not own any unconsolidated VIEs, however, the Master Fund is considered as a VIE for the Fund as of June 30, 2009.  The Master Fund, through its investment in PNMAC Mortgage Co (FI), LLC also invests in FNBN, which is a VIE.  The Master Fund, through its investment in PNMAC Mortgage Co, LLC, also has a variable interest in PennyMac Loan Services, LLC.  The Master Fund is evaluating the impact of these changes on its financial statements. Both Statements are effective for the Master Fund January 1, 2010.

In April of 2009, the FASB issued FASB Staff Position (FSP) No. FAS 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (FSP FAS 157-4).  FSP FAS 157-4 provides guidance for determining whether a market is inactive and a transaction is distressed in order to apply the existing fair value measurement guidance in FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, and requires enhanced disclosures regarding financial assets and liabilities that are recorded at fair value.  The issuance of this staff position affects the Master Fund as a significant portion of the Master Fund’s financial assets and liabilities are measured at fair value and availability of observable market inputs has diminished considerably because of the continuing inactivity in the secondary market for mortgage loans, mortgage-backed securities and other real estate related assets.  The lack of observable market inputs requires that the Master Fund rely heavily on its own internal assumptions of the future cash flows and appropriate risk-adjusted discount rates market participants would apply in measuring the fair value of financial assets and liabilities in orderly market transactions that are not forced liquidations or distressed sales.  A significant portion of the Master Fund’s financial assets were classified as Level 3 fair value measurements as a result of market inactivity and the lack of availability of observable market inputs.  FSP FAS 157-4 is effective beginning with this report.  The adoption of FSP FAS 157-4 did not have a significant effect of the Master Fund’s financial statements.

PNMAC Mortgage Opportunity Fund,
LP Notes to Financial Statements
As of and for the Period from January 1, 2009
to June 30, 2009
(Unaudited)

3.	Fair Value of Investments
Investments for which no quotations are readily available are valued by the Master Fund’s valuation committee at their estimated fair value using methods and procedures approved by the board of directors.   These methods generally include, but are not limited to, the fundamental analytical data relating to the investment; the nature and duration of restrictions in the market in which the investment is traded (including the time needed to dispose of the investment, methods of soliciting offers and mechanics of transfer); the evaluation of the forces which influence the market in which these investments may be purchased or sold, including the economic outlook and the condition of the industry in which the issuer participates.  Although the procedures used by the valuation committee to fair value investments are believed to be appropriate and reasonable, the actual values that may be realized upon the ultimate liquidation of the investment may not represent the amount that is reflected in the statement of operations, and the differences could be material.

The Master Fund reported investments, recorded at fair value, in the accompanying financial statements as follows:

Mortgage Investments valued at $135,342,209 (99% of total assets) as of June 30, 2009 have been estimated by management in the absence of readily determinable fair values.  Management’s estimates are based on the discounted cash flow projections of the assets and liabilities of the Master Fund’s Mortgage Investments.  These Mortgage Investments are valued based on the  proportionate share of the discounted cash-flow projections of the underlying assets and liabilities of FNBN I, LLC and PNMAC Mortgage Co, LLC (“Mortgage Companies”) given that the loans or loan participation interest held by the Mortgage Companies represent substantially all of the net asset value held by these entities.  Further disclosure regarding the valuation policies of the mortgage loans and the loan participation interests held by the Mortgage Companies is discussed in Note 4, Mortgage Companies.

Short-term investments which represent money market funds are valued at the number of shares multiplied by the value per share published by the manager of the money market funds on the valuation date. Fair value of such funds also include assessment of liquidity and credit risk, including lockout provisions, if any, related to these funds.

The Master Fund established a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active market for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the hierarchy are described below:

Level 1 – Quoted prices in active market for identical securities.

Level 2 – Prices determined using other significant observable inputs.  Observable inputs are inputs that other market participants would use in pricing a security.  These may include quoted prices for similar securities, interest rates, prepayments speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs.  In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect the Master Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
As of and for the Period from January 1, 2009
to June 30, 2009
(Unaudited)

Changes in valuation techniques may also result in transfer in or out of an investment’s assigned level within the hierarchy.  The pricing level used for valuing an asset may not be an indication of the risk associated with investing in the asset.  The following is a summary of the pricing levels used, as of June 30, 2009, for valuing the assets of Master Fund:

Description	Total	Level 1	Level 2	Level 3
Mortgage Investments	$135,342,209	$-	$-	$135,342,209
Short-term investments	659,360	659,360	-	-
Total investments	$136,001,569	$659,360	$-	135,342,209

The following is a reconciliation of investments for which Level 3 inputs were used to determine value:

	Mortgage Investments	Total
Balance at January 1, 2009	$142,282,759	$142,282,759

Net purchases, sales and paydowns	249,082	248,082

Transfers in/(out)	-	-
Gains/(losses)

Amortization of discount/(premium)	-	-

Realized	-	-

Unrealized depreciation	(7,189,632)	(7,189,632)

Balance at June 30, 2009	$135,342,209	$135,342,209

The information used in the above reconciliation represents activity during the period for any investments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.  Transfer in or out of Level 3 represents either the beginning value (for transfer in), or the ending value (for transfer out) of any investments where a change in the pricing level occurred from the beginning to the end of the period.

4.	Mortgage Companies
Mortgage loans held by the Mortgage Companies are classified as held for sale at the time of acquisition and are carried at their estimated fair value.  Loans that are not committed to be sold are valued using  discounted cash flow valuation on a monthly basis.  Inputs to the model include observable and non observable inputs.  Observable inputs are inputs that can be taken directly from observable data or market sources such as, current interest rates, loan amount, payment status and property type.  Non observable inputs are inputs that cannot be taken from observable data or market sources such as, forecasts of future interest rates, home prices, prepayment speeds, defaults and loss severities.  Loans which are committed to be sold are valued at their quoted market price or market price equivalent.

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
As of and for the Period from January 1, 2009
to June 30, 2009
(Unaudited)

The Mortgage Companies have assumed a concentration of credit risk in connection with their investments in loans held for sale.  Through their mortgage servicing agreements with PennyMac Loan Services, LLC, the Mortgage Companies proactively work with borrowers to perform loss mitigation activities in order to minimize credit losses.  Such activities include the development of loan modification programs and workout options that have the highest probably of successful resolution for both borrowers and the Mortgage Companies.

The following is a summary of the condensed balance sheet of the Master Fund’s investments in the Mortgage Companies as of June 30, 2009:

Condensed Balance Sheet	PNMAC Mortgage Co, LLC	PNMAC Mortgage Co (FI), LLC
Real estate assets, at fair value	$96,188,960	$46,995,081
Other assets, less liabilities	6,872,533	103,257
Members' equity	$103,061,493	$47,098,338
Master Fund's investment in Mortgage Investments at June 30, 2009	$103,061,493	$32,280,716

The following is a summary of the distribution of the Master Fund’s interest in the loans included in the Mortgage Companies’ portfolios as measured by fair value at June 30, 2009:

Occupancy	Fair Value	% NAV	Average Note Rate
Owner Occupied	$90,278,342	67.29%	6.98%
Investment Property	26,396,327	19.68%	7.91%
Second Property	7,208,012	5.37%	8.00%
Total Portfolio	$123,882,681	92.34%	7.23%

Loan Type	Fair Value	% NAV	Average Note Rate
ARM / Hybrid[1]	$75,590,966	56.34%	7.40%
Fixed	41,739,283	31.11%	7.07%
Balloon	2,614,706	1.95%	10.65%
Step-Rate	3,937,726	2.94%	3.39%
Total Portfolio	$123,882,681	92.34%	7.23%

Lien Position	Fair Value	% NAV	Average Note Rate
1st Lien	$123,456,717	92.02%	7.03%
2nd Lien	425,964	0.32%	9.09%
Total Portfolio	$123,882,681	92.34%	7.23%

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
As of and for the Period from January 1, 2009
to June 30, 2009
(Unaudited)

Loan Age[2]	Fair Value	% NAV	Average Note Rate
Less than 6 months	$2,235,452	1.67%	0.65%
6 - 11 months	48,429	0.04%	4.67%
12 - 23 months	63,587,249	47.40%	7.22%
24 - 35 months	53,593,380	39.94%	7.31%
36 Months and Greater	4,418,171	3.29%	6.97%
Total Portfolio	$123,882,681	92.34%	7.23%

Origination FICO Score	Fair Value	% NAV	Average Note Rate
Less than 600	$15,394,365	11.47%	7.55%
600 - 649	16,422,602	12.24%	7.31%
650 - 699	31,486,287	23.47%	7.23%
700 - 749	31,587,910	23.55%	6.91%
750 or Greater	28,991,517	21.61%	6.92%
Total Portfolio	$123,882,681	92.34%	7.23%

Current Loan-to-Value[3]	Fair Value	% NAV	Average Note Rate
Less than 80%	$18,332,462	13.66%	7.11%
80 - 99.99%	32,346,891	24.11%	7.09%
100 - 119.99%	32,687,014	24.36%	7.06%
120% or Greater	40,516,314	30.21%	7.33%
Total Portfolio	$123,882,681	92.34%	7.23%

Geographic Distribution	Fair Value	% NAV	Average Note Rate
California	$36,862,153	27.48%	6.37%
Florida	8,789,244	6.55%	7.92%
New York	8,339,399	6.22%	7.18%
Arizona	6,839,481	5.10%	7.14%
New Jersey	3,387,036	2.52%	6.75%
Illinois	5,900,333	4.40%	6.98%
Other	53,765,035	40.07%	7.50%
Total Portfolio	$123,882,681	92.34%	7.23%

Payment Status	Fair Value	% NAV	Average Note Rate
Current[4]	$97,343,869	72.57%	6.59%
30 days delinquent	7,343,639	5.47%	6.92%
60 days delinquent	2,525,282	1.88%	7.07%
90 days or more delinquent	5,315,974	3.96%	8.90%
In Foreclosure[5]	11,353,917	8.46%	8.13%
Total Portfolio	$123,882,681	92.34%	7.23%

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
As of and for the Period from January 1, 2009
to June 30, 2009
(Unaudited)

All Real Estate Assets	Fair Value	% NAV
Total Mortgage Portfolio	$123,882,681	92.34%
Loans converted to REO	3,006,797	2.24%
Total Portfolio	$126,889,478	94.58%

[1]
Based on a percentage of loan count, ARMs/Hybrids had a distribution of interest rate reset dates after June 30, 2009 as follows: 18.33% in 1-6 months, 2.55% in 7-12 months, 2.43% in 13-24 months, 76.25% in more than 24 months.

[2]	Loan Age reflects the age of the loan as of June 30, 2009.

[3]
Current Loan-to-Value measures the ratio of the current balance of the loan and all superior liens ("Loan") to the estimate of the value of   the property securing the liens ("Value") as of June 30, 2009.

[4]	Current loans include loans in and adhering to a forbearance plan as of June 30, 2009.
[5]
Loans "In Foreclosure" includes loans for which foreclosure proceedings had begun, but for which ownership had not yet been transferred as of June 30, 2009.  This category does not include Real Estate Owned ("REO").   Properties with imminent short sales on June 30, 2009 are also included in this category.

5.	Investment Transactions
For the six month period ended June 30, 2009, the Master Fund purchased investments in the amount of $249,082.

6.	Administration and Custodian Fees
The Master Fund entered into an Investment Management Agreement with PNMAC Capital Management, LLC.  Under the terms of the agreement, the Master Fund will pay the Investment Manager a fee equal to an annual rate of 1.5% on capital commitments until December 31, 2011 and thereafter a fee equal to an annual rate of 1.5% of the Master Fund’s net asset value so long as the fee does not exceed 1.5% of the aggregate capital contributions to the Master Fund.  The management fee is accrued monthly and paid quarterly.  Investment advisory fees for the six month period ended June 30, 2009 were $3,080,000.

The Master Fund has engaged U.S. Bancorp Fund Services, LLC to serve as the Master Fund's administrator, fund accountant, transfer agent, and dividend paying agent. The Master Fund pays the administrator a monthly fee computed at an annual rate of 0.04% of the first $1,000,000,000 of the Master Fund's total monthly net assets, 0.03% on the next $1,000,000,000 of the Master Fund's total monthly net assets and 0.02% on the balance of the Master Fund's total monthly net assets subject to an annual minimum fee of $180,000.

The Master Fund has engaged U.S. Bank, N.A. to provide mortgage loan accounting to the investments held in the Mortgage Subsidiary.  The Master Fund pays U.S. Bank, N.A. a monthly fee computed at an annual rate of 0.9% of assets subject to an annual minimum fee of $20,000.

U.S. Bank, N.A. serves as the Master Fund's custodian. The Master Fund pays the custodian a monthly fee computed at an annual rate of 0.01% on the Fund's average daily market value subject to an annual minimum fee of $4,800.

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
As of and for the Period from January 1, 2009
to June 30, 2009
(Unaudited)

7.	Directors and Officers
The Master Fund’s Board of Directors has overall responsibility for monitoring and overseeing the investment program of the Master Fund and its management and operations.  The Fund and Master Fund share the same Board of Directors.  All Board of Directors fees and expenses are paid by the Master Fund.   The independent directors are each paid an annual retainer of $60,000 and a fee per meeting of the Board of Directors of $2,000 for each regular meeting and $1,000 for each telephonic meeting, subject to a cap of $15,000 per year for all telephonic meetings, plus reasonable out-of-pocket expenses. Directors are reimbursed by the Master Fund for their travel expenses related to Board meetings.  The total directors fees and expenses incurred for the six month period ended June 30, 2009 was $150,777.  One of the Directors is an officer of the Advisor and the Master Fund and receives no compensation from the Master Fund for serving as a director.

Certain officers of the Master Fund are affiliated with the Investment Manager. Such officers receive no compensation from the Master Fund for serving in their respective roles.  The Board of Directors appointed a Chief Compliance Officer to the Master Fund in accordance with federal securities regulations.

8.	Transactions With Affiliates
PennyMac Loan Services, LLC acts as the principal mortgage servicer for all mortgages owned by the Mortgage Companies.  PennyMac Loan Services, LLC is a controlled subsidiary of Private National Mortgage Acceptance Company, LLC.

The Master Fund’s short-term investment, the BlackRock Liquidity Funds: TempFund Institutional Shares, is managed by BlackRock Institutional Management Corporation which a wholly owned subsidiary of Blackrock, Inc.  BlackRock Inc. is an affiliate of the Master Fund.

9.	Risk Factors
The Master Fund’s investment activities expose it to the various types of risk, which are associated with the financial instruments and markets in which it invests.

Investments in mortgage loans (loan assignments and participations) have exposure to certain degrees of risk, including interest rate, market risk and the potential non-payment of principal and interest, including default or bankruptcy of the issuer or the intermediary in the case of a participation.  Mortgage loans are subject to prepayment risk, which will affect the maturity of such investments.

Real estate investments are subject to various risk factors.  Generally, real estate investments could be adversely affected by a recession or general economic downturn where the properties are located.  Real estate investment performance is also subject to the success that a particular property manager has in managing the property.  At June 30, 2009, the Master Fund did not hold any real estate investments and the Mortgage Investments held real estate investments valued at $3,006,797, consisting of real estate acquired in settlement of loans.

The Master Fund is subject to interest rate risk.  Interest rate risk is the risk that investment in loans held by the Mortgage Investments will decline in value because of changes in market interest rates.  Investments in mortgage loans with long-term maturities may experience significant price declines if long-term interest rates increase.

PNMAC Mortgage Opportunity Fund, LP
Notes to Financial Statements
As of and for the Period from January 1, 2009
to June 30, 2009
(Unaudited)

Market risk represents the potential loss in value of financial instruments caused by movements in market factors including, but not limited to, market liquidity, investor sentiment, interest and foreign exchange  rates.  The Master Fund’s portfolio includes certain investments which are generally illiquid and have a greater amount of market risk than more liquid investments.  These investments may trade in limited markets or have restrictions on resale or transfer and may not be able to be liquidated on demand if needed.  The value assigned to these investments may differ significantly from the values that would have been used had a ready market existed and such differences could be material to the financial statements.

Adverse changes in economic conditions are more likely to lead to a weakened capacity of borrowers to make principal payments and interest payments.  An economic downturn could severely affect the ability of a borrower to service their debt obligations.  Under adverse market or economic conditions, the secondary market could contract further as well, increasing the illiquid nature of the loans.  As a result, the Mortgage Investments could find it more difficult to sell loans or may be able to sell only at prices lower than if such investments were widely traded.

An investment in the Master Fund is subject to investment risk, including the possible loss of the entire principal invested.  An investment in the Master Fund represents an indirect investment in the loans held by the Mortgage Companies.  The value like other market investments, may move up or down, sometimes rapidly and unpredictably.  An investment in the Master Fund at any point in time may be worth less than the original investment.  Investment values can fluctuate for several reasons including the general condition of the mortgage market, or when political or economic events affecting the issuers occur.

As part of its investment strategy, the Master Fund may utilize leverage.  Master Fund investments may also use leverage in the ordinary course of their operations.  The use of leverage may materially affect the operations of the Master Fund or the investment and thus its ultimate value.  Financing may not always be available on acceptable terms, in the necessary amounts, or for the duration needed.  This could have a material negative impact on the performance of the Master Fund.  For the six month period ended June 30, 2009, the Master Fund and the Mortgage Investments did not utilize leverage.

The Master Fund clears substantially all of its investment purchases and sales and maintains substantially all its investments and cash positions at U.S. Bank, N.A.  Credit risk is measured by the loss the Master Fund would record if U.S. Bank, N.A. failed to perform pursuant to terms of their obligations.

Due to the nature of the master fund/feeder fund structure the Master Fund could be materially affected by subscription activity in the Fund.

In light of financial market events that occurred in 2008 and the United States government’s involvement in supporting the financial markets, it is reasonably possible that the investment management industry will be subject to future regulation.  The impact of potential regulation may have a negative impact on the ability to unwind the investments of the Master Fund and Mortgage Investments, but such impact is not quantifiable.

******

PNMAC Mortgage Opportunity Fund, LP
Additional Information
(Unaudited)

Form N-Q
The Master Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q.  The Master Fund’s Form N-Q is available without charge by visiting the SEC’s Web site at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C.  You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Proxy Voting
A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities owned by the Master Fund and information regarding how the Master Fund voted proxies relating to the portfolio of securities are available to stockholders (i) without charge, upon request by calling the Master Fund collect at (818) 224-7442; and (ii) on the SEC’s Web site at www.sec.gov.

Board of Directors
The Master Fund’s Form N-2 includes additional information about the Master Fund’s directors and is available upon request without charge by calling the Master Fund collect at (818) 224-7442 or by visiting the SEC’s Web site at www.sec.gov.

Forward-Looking Statements
This report contains "forward-looking statements,'' which are based on current management expectations. Actual future results, however, may prove to be different from expectations. You can identify forward-looking statements by words such as "may'', "will'', "believe'', "attempt'', "seem'', "think'', "ought'', "try'' and other similar terms. The Master Fund cannot promise future returns. Management’s opinions are a reflection of its best judgment at the time this report is compiled, and it disclaims any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a) (1) The five persons with the most significant responsibility for the day-to-day management of the Registrant’s portfolio are Stanford L. Kurland, David A. Spector, Michael L. Muir, David M. Walker, and Andy S. Chang. The titles, business experience, and length of service of Messrs. Kurland, Spector, Muir, Walker, and Chang are included in the following table:

Name	Title	Length of Service	Business Experience During Past 5 Years	Role of Portfolio Manager
Stanford L. Kurland (57) c/o PNMAC Capital Management, LLC, 27001 Agoura Road, Suite 350, Calabasas, California 91301	Founder, Chairman and Chief Executive Officer of the Investment Adviser	Served since May 29, 2008	Formerly, Chief Financial Officer and Chief Operating Officer of Countrywide Financial Corporation.	Chairman and Chief Executive Officer of the Investment Adviser
David A. Spector (46) c/o PNMAC Capital Management, LLC, 27001 Agoura Road, Suite 350, Calabasas, California 91301	Chief Investment Officer	Served since May 29, 2008	Formerly, Co-Head of Global Residential Mortgages for Morgan Stanley and Senior Managing Director, Secondary Markets for Countrywide Financial Corporation.
As Chief Investment Officer, is responsible for oversight of all activities pertaining to investments, and directs the activities of portfolio management, capital markets, and credit as each relates to mortgage credit and company credit risk

Name	Title	Length of Service	Business Experience During Past 5 Years	Role
Michael L. Muir (43) c/o PNMAC Capital Management, LLC, 27001 Agoura Road, Suite 350, Calabasas, California 91301	Chief Capital Markets Officer	Served since May 29, 2008	Formerly, Chief Financial Officer, Treasurer and Chief Investment Officer for Countrywide Bank, N.A. and Senior Vice President of Countrywide Home Loans.
As Chief Capital Markets Officer, is responsible for maintaining loan pricing systems, distressed asset pricing models, overseeing trading systems, managing pooling, securitization activities, and market surveillance, as well as executing hedge transactions

David M. Walker (54) c/o PNMAC Capital Management, LLC, 27001 Agoura Road, Suite 350, Calabasas, California 91301	Chief Credit Officer	Served since May 29, 2008	Formerly, Chief Lending Officer, Chief Credit Officer and Executive Vice President of Secondary Marketing for Countrywide Bank, N.A.
As Chief Credit Officer, is responsible for developing and maintaining the loan grading system, default curves, the loan loss severity matrix, new loan underwriting and modification standards, overseeing representation and warranty claims, and evaluating and determining the adequacy of reserves and valuation model loss assumptions.

Andy S. Chang (32) c/o PNMAC Capital Management, LLC, 27001 Agoura Road, Suite 350, Calabasas, California 91301	Chief Development Officer	Served since May 29, 2008	Formerly, Director at Blackrock and leader of its Advisory Services practice.	As Chief Development Officer, is responsible for establishing relationships with sellers, negotiating purchase/sales agreements, and coordinating transaction details.

(2) The following table provides information about the other accounts managed on a day-to-day basis by each of the portfolio managers as of June 30, 2009:

Name of Manager	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for Which Advisory Fee is Based on Performance	Assets in Accounts for Which Advisory Fee is Based on Performance
Stanford L. Kurland
Registered investment companies	2	$134,601,773	2	$134,601,773
Other pooled investment vehicles	2	$109,693,245	2	$109,693,245
Other accounts	0	$0	0	$0
David A. Spector
Registered investment companies	2	$134,601,773	2	$134,601,773
Other pooled investment vehicles	2	$109,693,245	2	$109,693,245
Other accounts	0	$0	0	$0
Michael L. Muir
Registered investment companies	2	$134,601,773	2	$134,601,773
Other pooled investment vehicles	2	$109,693,245	2	$109,693,245
Other accounts	0	$0	0	$0
David M. Walker
Registered investment companies	2	$134,601,773	2	$134,601,773
Other pooled investment vehicles	2	$109,693,245	2	$109,693,245
Other accounts	0	$0	0	$0
Andy S. Chang
Registered investment companies	2	$134,601,773	2	$134,601,773
Other pooled investment vehicles	2	$109,693,245	2	$109,693,245
Other accounts	0	$0	0	$0

(3) Potential Material Conflicts of Interests:

The Investment Adviser and its respective affiliates, members and employees may manage or advise other clients, including other investment vehicles and entities ("Other
Accounts"). While it is the general intention of the Investment Adviser that investment opportunities will be apportioned among the Fund and Other Accounts on a fair and reasonable basis, there is no assurance that the Fund will be offered any specific investment opportunities that come to the attention of the Investment Adviser or that the Fund will be permitted to invest the full amount it desires to invest in any such opportunity that is made available.

(4) Compensation:

Messrs. Kurland, Spector, Muir, Walker, and Chang receive a fixed salary from Private National Mortgage Acceptance Company, LLC (“PennyMac”), the parent company of the Investment
Adviser. Additionally, each of the managers will receive pro rata distributions of the profits of PennyMac based on his equity interest therein. None of Messrs. Kurland, Spector, Muir,
Walker, and Chang receives any direct compensation from the Registrant or any other of the managed accounts reflected in the table above.

(5) The following table provides information about the dollar range of equity securities in the registrant beneficially owned by each of the portfolio managers as of June 30, 2009:

Name of Manager	Aggregate Dollar Range of Holdings in the Registrant
Stanford L. Kurland	None
David A. Spector	None
Michael L. Muir	None
David M. Walker	None
Andy S. Chang	None

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the registrant’s board of directors/trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed March 11, 2009.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  PNMAC Mortgage Opportunity Fund, LP

By (Signature and Title)* /s/ Stanford L. Kurland
   Stanford L. Kurland, CEO

Date September 9, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Stanford L. Kurland
   Stanford L. Kurland, CEO

Date September 9, 2009

By (Signature and Title)* /s/ Anne D. McCallion
   Anne D. McCallion, CFO

Date September 9, 2009

* Print the name and title of each signing officer under his or her signature.